Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	$ 1,121	$ 1,087
Changes in foreign exchange rates	(20)	34
Intangible assets and goodwill	1,101	1,121
Steelmaking Coal Operations
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	702	702
Changes in foreign exchange rates	0	0
Intangible assets and goodwill	702	702
Quebrada Blanca
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	419	385
Changes in foreign exchange rates	(20)	34
Intangible assets and goodwill	$ 399	$ 419